FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2025	06/30/2025	12/31/2025	06/30/2025
Cash and cash equivalents	9,173,159	19,488,145	1,891,524	13,206,934
Other financial assets	49	58	1,515,145	2,040,038
Trade receivables	156,198,261	168,366,767	—	—
Other receivables (*)	25,178,484	23,975,920	—	—
Total	190,549,953	211,830,890	3,406,669	15,246,972
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2025	06/30/2025	12/31/2025	06/30/2025
Trade and other payables	140,023,626	141,779,322	1,035,746	3,135,008
Borrowings	123,968,071	157,926,152	251,120	—
Secured notes	104,354,169	102,270,445	—	—
Lease liability	10,883,102	16,411,981	—	—
Consideration for acquisition	1,156,123	1,075,234	7,530	1,083,814
Total	380,385,091	419,463,134	1,294,396	4,218,822

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Moolec Science S.A. shares	38,278	—	—
Other investments	1,476,867	—	—
Financial liability at fair value
Trade and other payables	—	1,035,746	—
Borrowings	251,120	—	—
Consideration for acquisition	7,530	—	—

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	144,606	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Schedule of contractual maturities of financial liabilities

			Between one and
As of December 31, 2025	Up to 3 months	3 to 12 months	three periods
Trade and other payables	47,104,064	42,304,366	51,650,942
Borrowings	37,490,039	52,573,189	34,155,963
Secured notes(1)	104,354,169	—	—
Leasing liabilities	775,543	1,989,529	8,118,030
Consideration for acquisition	—	791,280	372,373
Total	189,723,815	97,658,364	94,297,308

			Between one and
As of June 30, 2025	Up to 3 months	3 to 12 months	three periods
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Secured notes(1)	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465

(1)As described in Note 5.11, the Secured notes were reclassified as current liability following the acceleration event.

Schedule of net exposure

Net foreign currency position	12/31/2025	06/30/2025
Amount expressed in US$	(6,553,972)	(3,805,325)